UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number   811-09625
                                                    ---------------

                    The Kelmoore Strategy (R) Variable Trust
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                      Shawn K. Young, President & Treasurer
                     The Kelmoore Strategy(R) Variable Trust
                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-486-3717
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

                       KELMOORE STRATEGY(R) VARIABLE FUND
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
      Shares                                                          (Note 1)
-------------------                                                 ------------
COMMON STOCKS - 50.4%
               CONSUMER GOODS - 4.0%
      3,000    Best Buy Co., Inc. ................................  $   130,590
         20    J.M. Smucker Co.  .................................          971
        446    Medco Health Solutions, Inc.+......................       24,454
      1,500    Wal-Mart Stores, Inc.  ............................       65,730
                                                                    ------------
                                                                        221,745
                                                                    ------------
               FINANCIAL SERVICES - 5.0%
      2,800    Fannie Mae  .......................................      125,496
      2,700    Morgan Stanley ....................................      145,638
         23    St. Paul Travelers Companies, Inc.  ...............        1,032
                                                                    ------------
                                                                        272,166
                                                                    ------------
               MANUFACTURING - 12.0%
      3,000    Boeing Co. (The)  .................................      203,850
      6,100    Eastman Kodak Co.  ................................      148,413
      4,100    General Motors Corp.  .............................      125,501
      2,500    3M Co.  ...........................................      183,400
                                                                    ------------
                                                                        661,164
                                                                    ------------
               RESOURCES - 10.2%
        300    ChevronTexaco Corp. ...............................       19,419
      3,200    Exxon Mobil Corp. .................................      203,328
      3,100    Royal Dutch Petroleum Co. .........................      194,680
      1,700    Schlumberger, Ltd. ................................      143,446
                                                                    ------------
                                                                        560,873
                                                                    ------------
               TECHNOLOGY - 19.2%
        633    Agere Systems, Inc.+ ..............................        6,590
      3,000    Agilent Technologies, Inc.+ .......................       98,250
      4,600    Analog Devices, Inc. ..............................      170,844
      3,500    Dell, Inc.+ .......................................      119,700
      1,800    International Business Machines Corp. .............      144,396
      7,200    Intel Corp. .......................................      177,480
      6,000    Juniper Networks, Inc. ............................      142,740
      3,800    United Technologies Corp. .........................      196,992
                                                                    ------------
                                                                      1,056,992
                                                                    ------------
               Total Common Stocks
                    (Cost $3,041,459).............................    2,772,940
                                                                    ------------




 Number of Contract                         Expiration    Strike
 Shares Subject to Call                        Date       Price
--------------------------                  ----------    ------
CALL OPTIONS WRITTEN - (1.9)%++
              CONSUMER GOODS - (0.4)%
      4,500   Best Buy Co., Inc. .........  11/19/2005    $45.0          (6,525)
      1,500   Wal-Mart Stores, Inc.  .....  10/22/2005     35.0         (13,350)
                                                                    ------------
                                                                        (19,875)
                                                                    ------------

              FINANCIAL SERVICES - (0.0)%#
      2,800   Fannie Mae. ................   1/26/2006     60.0            (420)
                                                                    ------------

                    See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                       KELMOORE STRATEGY(R) VARIABLE FUND
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


 Number of Contract                                          Expiration    Strike        Value
 Shares Subject to Call                                         Date       Price       (Note 1)
--------------------------                                   ----------    ------    ------------
CALL OPTIONS WRITTEN - continued
              MANUFACTURING - (0.3)%
      3,000   Boeing Co. (The)  ...........................  11/19/2005    $70.0     $    (4,500)
      6,100   Eastman Kodak Co.  ..........................  10/22/2005     27.5            (610)
      4,100   General Motors Corp.  .......................  11/19/2005     32.5          (3,280)
      2,500   3M Co.  .....................................  11/19/2005     70.0         (10,875)
                                                                                     ------------
                                                                                         (19,265)
                                                                                     ------------
              RESOURCES - (0.4)%
      3,200   Exxon Mobil Corp. ...........................  10/22/2005     60.0         (13,120)
      3,100   Royal Dutch Petroleum Co. ...................  10/22/2005     65.0          (1,628)
      1,700   Schlumberger, Ltd. ..........................  11/19/2005     85.0          (5,610)
                                                                                     ------------
                                                                                         (20,358)
                                                                                     ------------
              TECHNOLOGY - (0.8)%
      3,000   Agilent Technologies, Inc. ..................  11/19/2005     32.0          (4,800)
      4,600   Analog Devices, Inc. ........................  11/19/2005     35.0         (12,650)
      1,900   Dell, Inc. ..................................  10/22/2005     35.0            (570)
      1,000   International Business Machines Corp. .......  11/19/2005     80.0          (2,350)
      7,200   Intel Corp. .................................  10/22/2005     25.0          (2,880)
      6,000   Juniper Networks, Inc. ......................  11/22/2005     22.5         (11,400)
      3,800   United Technologies Corp. ...................  10/22/2005     50.0          (8,455)
                                                                                     ------------
                                                                                         (43,105)
                                                                                     ------------
              Total Call Options Written
                   (Premiums received $106,732)....................................     (103,023)
                                                                                     ------------
 Number of Contract
 Shares Subject to Put
--------------------------
PUT OPTIONS WRITTEN - (1.2)%
              CONSUMER GOODS - (0.5)%
      1,500   Altria Group, Inc. ..........................  11/19/2005     75.0          (5,250)
      1,500   Amgen, Inc. .................................  11/19/2005     80.0          (5,100)
      1,500   Caterpillar, Inc. ...........................  11/19/2005     60.0          (4,313)
      1,500   Eli Lilly & Co.  ............................  11/19/2005     55.0          (3,750)
      2,000   Home Depot, Inc.  ...........................  11/19/2005     40.0          (4,800)
      1,500   Johnson & Johnson ...........................  11/19/2005     65.0          (3,900)
                                                                                     ------------
                                                                                         (27,113)
                                                                                     ------------

              FINANCIAL SERVICES - (0.2)%
      1,500   American International Group, Inc. ..........  11/19/2005     65.0          (5,100)
      1,800   Goldman Sachs Group, Inc. ...................  10/22/2005    110.0            (225)
      1,000   Lehman Brothers Holdings, Inc. ..............  11/19/2005    120.0          (4,950)
      1,500   Merrill Lynch & Co., Inc. ...................  11/19/2005     60.0          (1,500)
                                                                                     ------------
                                                                                         (11,775)
                                                                                     ------------

              RESOURCES - (0.3)%
      1,500   Chevron Corp. ...............................  11/19/2005     65.0          (3,712)
      1,500   ConcoPhillips ...............................  11/19/2005     70.0          (4,800)
      1,500   Halliburton Co. .............................  11/19/2005     70.0          (6,000)
                                                                                     ------------
                                                                                         (14,512)
                                                                                     ------------

              TECHNOLOGY - (0.2)%
      2,000   Apple Computer, Inc. ........................  11/19/2005     55.0          (7,800)
      3,000   Texas Instruments, Inc. .....................  11/19/2005     35.0          (5,550)
                                                                                     ------------
                                                                                         (13,350)
                                                                                     ------------
              Total Put Options Written
                   (Premiums received $79,723).....................................      (66,750)
                                                                                     ------------

              Total Written Options
                   (Premiums received $186,455)....................................     (169,773)
                                                                                     ------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 52.7% ...................................    2,896,316
                                                                                     ------------
NET ASSETS - 100.0%................................................................  $ 5,499,484
                                                                                     ============

+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.01% of total net assets.

        Portfolio Sector Weighting
        (as a percentage of market value)
        -------------------------------------------------------------
        1.  Technology                                         38.4%
        2.  Manufacturing                                      24.7%
        3.  Resources                                          20.2%
        4.  Financial Services                                 10.0%
        5.  Consumer Goods                                      6.7%
                                                       --------------
                                                              100.0%
                                                       ==============



                    See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
      Shares                                                          (Note 1)
-------------------                                                 ------------
COMMON STOCKS - 58.2%
              CONSUMER GOODS - 11.3%
      2,100   Best Buy Co., Inc. .................................     $ 91,413
        700   Genetech, Inc.+ ....................................       58,947
      2,400   XM Satellite Radio Holdings, Inc., Class A+ ........       86,184
                                                                    ------------
                                                                        236,544
                                                                    ------------

              FINANCIAL SERVICES - 8.4%
        200   American International Group, Inc. .................       12,392
      1,000   Bear Stearns Companies, Inc. (The) .................      109,750
      1,000   Morgan Stanley .....................................       53,940
                                                                    ------------
                                                                        176,082
                                                                    ------------

              TECHNOLOGY - 38.5%
      2,800   Adobe Systems, Inc.+  ..............................       83,580
      2,500   Analog Devices, Inc. ...............................       92,850
      2,200   Dell, Inc.+ ........................................       75,240
      1,600   eBay, Inc.+ ........................................       65,920
      1,700   Electronic Arts, Inc.+ .............................       96,713
      1,200   International Business Machines Corp. ..............       96,264
      4,000   Juniper Networks, Inc.+ ............................       95,160
      3,300   Oracle Corp.+. .....................................       40,887
      1,300   Research In Motion, Ltd.+ ..........................       88,920
      1,300   SanDisk Corp.+ .....................................       62,725
         22   Sprint Nextel Corp. ................................          523
        337   Symantec Corp.+  ...................................        7,636
                                                                    ------------
                                                                        806,418
                                                                    ------------

              Total Common Stocks
                   (Cost $1,266,398)..............................    1,219,044
                                                                    ------------

 Number of Contract                         Expiration    Strike
 Shares Subject to Call                        Date       Price
--------------------------                  ----------    ------
CALL OPTIONS WRITTEN - (1.9)%++
              CONSUMER GOODS - (0.5)%
      3,100   Best Buy Co., Inc. .........  11/19/2005    $45.0          (4,495)
        700   Genetech, Inc. .............  11/19/2005     90.0          (1,365)
      2,400   XM Satellite Radio Holdings,
               Inc., Class A .............  11/19/2005     35.0          (5,340)
                                                                    ------------
                                                                        (11,200)
                                                                    ------------

              FINANCIAL SERVICES - (0.5)%
      1,000   Bear Stearns Companies,
               Inc. (The) ................  10/22/2005    100.0         (10,200)
                                                                    ------------


                    See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


 Number of Contract                                          Expiration    Strike        Value
 Shares Subject to Call                                         Date       Price       (Note 1)
--------------------------                                   ----------    ------    ------------
               TECHNOLOGY - (0.9)%
      2,100    Adobe Systems, Inc..........................  10/22/2005    $30.0     $    (1,365)
      2,500    Analog Devices, Inc. .......................  11/19/2005     35.0          (6,875)
      2,200    Dell, Inc. .................................  10/22/2005     35.0            (660)
      1,600    eBay, Inc. .................................  11/19/2005     40.0          (4,320)
      1,700    Electronic Arts, Inc........................  10/22/2005     60.0          (1,020)
      1,200    International Business Machines Corp. ......  11/19/2005     80.0          (2,820)
      4,000    Juniper Network, Inc .......................  10/22/2005     25.0          (1,600)
      1,300    Research In Motion, Ltd.....................  10/22/2005     80.0            (260)
                                                                                     ------------
                                                                                         (18,920)
                                                                                     ------------

               Total Call Options Written
                    (Premiums received $37,164)....................................      (40,320)
                                                                                     ------------

 Number of Contract
 Shares Subject to Put
-------------------------
PUT OPTIONS WRITTEN - (1.2)%
              CONSUMER GOODS - (0.2)%
      1,200   Amgen, Inc. .................................  11/19/2005     80.0          (4,080)
                                                                                     ------------

              FINANCIAL SERVICES - (0.4)%
        900   Goldman Sachs Group, Inc. ...................  11/19/2005    120.0          (2,430)
        800   Lehman Brothers Holdings, Inc. ..............  11/19/2005    120.0          (3,960)
      1,600   Merrill Lynch & Co., Inc. ...................  11/19/2005     60.0          (1,600)
                                                                                     ------------
                                                                                          (7,990)
                                                                                     ------------

              TECHNOLOGY - (0.6)%
      1,600   Apple Computer, Inc..........................  11/19/2005     55.0          (6,240)
      1,700   QUALCOMM, Inc. ..............................  11/19/2005     45.0          (3,145)
      2,000   Texas Instruments, Inc. .....................  11/19/2005     35.0          (3,700)
                                                                                     ------------
                                                                                         (13,085)
                                                                                     ------------

              Total Put Options Written
                   (Premiums received $27,830).....................................      (25,155)
                                                                                     ------------

              Total Written Options
                   (Premiums received $64,994).....................................      (65,475)
                                                                                     ------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 44.9% ...................................      940,079
                                                                                     ------------
NET ASSETS - 100.0%................................................................  $ 2,093,648
                                                                                     ============

+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral.

        PORTFOLIO SECTOR WEGHTING
        (AS A PERCENT OF MARKET VALUE)
        -------------------------------------------------------------
        1.  Technology                                         67.1%
        2.  Consumer Goods                                     19.2%
        3.  Financial Services                                 13.7%
                                                       --------------
                                                              100.0%
                                                       ==============


                    See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                               SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Advisor pursuant to procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities trading on major exchanges, it is unlikely that the Funds will be required to use fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale or closing price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but are not included in the NASDAQ are valued at the last sale or closing price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the Chicago Board Options Exchange ("CBOE"). If there is no sale or closing price available for the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares multiplied by strike price).

The risk in writing a call option is that a Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that a Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit a Fund's ability to write options or enter closing transactions. As the options written by a Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                               SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

NOTE 2 - TAX DISCLOSURE

No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2005.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2004, the Eagle Fund elected to defer $41,789 of capital losses occurring between November 1, 2004 and December 31, 2004.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2004, the Strategy Fund has a capital loss carryforward for Federal income tax purposes of $795,846 which will expire in 2011 and the Eagle Fund had a capital loss carryforward for Federal income tax purposes of $64,973 which will expire in 2012.

For additional information regarding the accounting policies of the Kelmoore Strategy Variable Trust, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                The Kelmoore Strategy (R) Variable Trust
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Shawn K. Young
                         -------------------------------------------------------
                            Shawn K. Young, President & Treasurer
                            (principal executive officer)

Date    11/2/05
    ---------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Shawn K. Young
                         -------------------------------------------------------
                            Shawn K. Young, President & Treasurer
                            (principal executive officer and
                             principal financial officer)

Date    11/2/05
    ---------------



* Print the name and title of each signing officer under his or her signature.